RELATED PARTY DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
RELATED PARTY DISCLOSURES
Amount owed to related parties	$ 91,616	$ 55,156
Director fees	88,241	30,000
Antanas Guoga
RELATED PARTY DISCLOSURES
Consulting fees	15,300	111,100
Amount owed to related parties	0	9,897
Antanas Guoga | Credit facility
RELATED PARTY DISCLOSURES
Loan amount	25,000,000
Advances received	16,387,090
Luis Berruga
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	0
Director fees	12,000	0
Rubsun Ho
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	0
Director fees	20,000	20,000
Ungad Chadda
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	0
Director fees	21,100	0
Jose Manuel Calderon
RELATED PARTY DISCLOSURES
Amount owed to related parties	4,300	0
Director fees	4,300	0
Mohammed Adham
RELATED PARTY DISCLOSURES
Consulting fees	42,500	87,100
Amount owed to related parties	0	0
Leah Wald
RELATED PARTY DISCLOSURES
Consulting fees	509,600	115,540
Amount owed to related parties	0	1,209
Doug Harris
RELATED PARTY DISCLOSURES
Consulting fees	323,200	96,800
Amount owed to related parties	0	0
Max Kaplan
RELATED PARTY DISCLOSURES
Consulting fees	183,000	0
Amount owed to related parties	87,316	0
Jon Matonis
RELATED PARTY DISCLOSURES
Consulting fees	82,800	72,000
Amount owed to related parties	0	0
Andrew McDonald
RELATED PARTY DISCLOSURES
Consulting fees	205,600	0
Amount owed to related parties	0	0
Irwin Lowy LLP
RELATED PARTY DISCLOSURES
Amount owed to related parties	0	44,050
Legal fees	$ 115,488	$ 104,160